LEASES	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

NOTE 15 — LEASES:

1. Charters-in:

As of December 31, 2017, the Company had commitments to charter-in six MR vessels. All of the charters-in, of which two are bareboat charters with expiry dates ranging from April 2018 to June 2018 and four are time charters with expiry dates ranging from June 2018 to July 2018, are accounted for as operating leases. Lease expense relating to charters-in is included in charter hire expenses in the consolidated statements of operations.

The future minimum commitments and related number of operating days under these operating leases are as follows:

Bareboat Charters-in:

At December 31, 2017	Amount	Operating Days
2018	$1,841	279
Net minimum lease payments	$1,841	279

Time Charters-in:

At December 31, 2017	Amount	Operating Days
2018	$11,849	1,218
Net minimum lease payments	$11,849	1,218

The future minimum commitments for time charters-in exclude amounts with respect to vessels chartered-in where the duration of the charter was one year or less at inception but include amounts with respect to workboats employed in the Crude Tankers Lightering business which are cancellable upon 180 days’ notice. Time charters-in commitments have been reduced to reflect estimated days that the vessels will not be available for employment due to drydock because INSW does not pay charter hire when time chartered-in vessels are not available for its use. Certain of the charters in the above tables provide INSW with renewal options.

2. Charters-out:

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At December 31, 2017	Amount	Revenue Days
2018	$6,218	604
Future minimum revenues	$6,218	604

Future minimum revenues do not include (i) the Company’s share of time charters entered into by the pools in which it participates, (ii) the Company’s share of time charters entered into by the joint ventures, which the Company accounts for under the equity method. Revenues from a time charter are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

3. Office space:

The future minimum commitments under all lease obligations for office space are as follows:

At December 31,	Amount
2018	$1,249
2019	1,166
2020	1,152
2021	665
Net minimum lease payments	$4,232